Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 24, 2020
Related Party Transaction [Line Items]
Share of losses from equity method investments		$ 0	$ 0	$ (383)
Goodwill		8,731,689	9,051,410	9,022,075	$ 8,971,670
Acquisition-related gain		0	0	6,160
Oncacare
Related Party Transaction [Line Items]
Majority voting share capital acquired (in percent)	51.00%
Business combination, consideration transferred	$ 5,100
Goodwill	13,400
Acquisition-related gain	$ 6,200
Oncacare
Related Party Transaction [Line Items]
Equity method investments						$ 4,900
Equity method investment, ownership percentage						49.00%
Corvus Pharmaceuticals | Subsidiaries
Related Party Transaction [Line Items]
Revenues		400	300	200
Other receivables		100	100	100
Afimmune Limited | Subsidiaries
Related Party Transaction [Line Items]
Revenues		0	0	50
Other receivables		$ 100	$ 100	$ 50